RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Short term employee benefit	$ 0	$ 0
Administrative share based payment	10,433,000	2,952,000
Exploration expenses	484,000	316,000
Recoveries from related party	15,000	106,000
Due to related party Included in accounts payable and accrued liabilities		351,000
Due from related party Included in receivable	$ 5,000	$ 4,000